DISCONTINUED OPERATIONS (Schedule of loss from discontinued operations and number of ordinary shares) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations Schedule Of Loss From Discontinued Operations And Number Of Ordinary Shares Details
Loss attributable to owners of the Company from the discontinued operations	¥ (23,817)	¥ (18,591)	¥ (36,176)
Basic (in shares)	24,910,916	24,910,916	24,910,916
Diluted (in shares)	24,910,916	24,910,916	24,910,916